PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Composition of property and equipment, grouped by major classifications, is as follows:

	December 31,
	2017	2016
Cost:

Buildings and land	$90,914	$90,564
Computers, software and electronic equipment	45,119	44,993
Network equipment	40,016	76,917
Office furniture and equipment	5,387	5,930
Vehicles	390	444
Leasehold improvements	2,522	2,548

	184,348	221,396
Accumulated depreciation and impairment *)	102,102	140,559

Depreciated cost	$82,246	$80,837

*)
During the year ended December 31, 2015, the Company recorded an impairment loss of $ 4,106. The impairment loss was recorded as reduction of the cost of network equipment and computers, software and electronic equipment in the amounts of $ 4,030 and $ 76, respectively.

**)
The Company recorded a reduction of $ 46,051 and $ 33,299 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements that are no longer in use for the year ended December 31, 2017 and 2016, respectively.

b.	Depreciation expenses totaled $ 7,465, $ 7,337 and $ 9,256 in 2017, 2016 and 2015, respectively.

c.	As for pledges and securities, see also Note 11e.